Income Taxes (Schedule of Net DTA Balances Related to Income Tax Carryforwards) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Federal
Tax Credit Carryforward Line Items
Net operating losses	$ 175
Operating Loss Carryforwards Expiration Date	Dec. 31, 2027
Federal | Minimum [Member] | Expiring 2022-2035
Tax Credit Carryforward Line Items
Tax Credit Carryforward Expiration Date	Dec. 31, 2027
State | Expiring 2017-2021
Tax Credit Carryforward Line Items
Net operating losses	$ 1,355
State | Expiring 2022-2035
Tax Credit Carryforward Line Items
Net operating losses	$ 18,083
State | Maximum [Member] | Expiring 2017-2021
Tax Credit Carryforward Line Items
Operating Loss Carryforwards Expiration Date	Dec. 31, 2021
State | Maximum [Member] | Expiring 2022-2035
Tax Credit Carryforward Line Items
Operating Loss Carryforwards Expiration Date	Dec. 31, 2035
State | Minimum [Member] | Expiring 2017-2021
Tax Credit Carryforward Line Items
Operating Loss Carryforwards Expiration Date	Dec. 31, 2017
State | Minimum [Member] | Expiring 2022-2035
Tax Credit Carryforward Line Items
Operating Loss Carryforwards Expiration Date	Dec. 31, 2022
Alternative minimum tax credits | Federal
Tax Credit Carryforward Line Items
Tax Credit Carryforward Amount	$ 14,707
Capital loss carryforward | Federal | Expiring 2017
Tax Credit Carryforward Line Items
Tax Credit Carryforward Amount	$ 40,404
Tax Credit Carryforward Expiration Date	Dec. 31, 2017
Capital loss carryforward | Federal | Expiring 2021
Tax Credit Carryforward Line Items
Tax Credit Carryforward Amount	$ 4,065
Tax Credit Carryforward Expiration Date	Dec. 31, 2021
General business credits | Federal
Tax Credit Carryforward Line Items
Tax Credit Carryforward Amount	$ 65,341
General business credits | Federal | Maximum [Member]
Tax Credit Carryforward Line Items
Tax Credit Carryforward Expiration Date	Dec. 31, 2036
General business credits | Federal | Minimum [Member]
Tax Credit Carryforward Line Items
Tax Credit Carryforward Expiration Date	Dec. 31, 2030